Short-term and Long-term Borrowings - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Debt Instrument [Line Items]
Weighted average interest rate		8.42%	8.42%	7.91%
Term and Revolving Facility Agreement [Member]
Debt Instrument [Line Items]
Debt instrument maturity period	8 years
Line of credit, maximum capacity	¥ 1,200
Debt instrument, interest rate basis		Loan Prime Rate plus 0.295%	Loan Prime Rate plus 0.295%
Debt instrument, interest rate basis spread		0.295%	0.295%
Line of credit, collateral		$ 15	¥ 104